Income Tax Expense - Summary of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Major components of tax expense (income) [abstract]
Current tax expense	$ 5,408	$ 5,052	$ 4,412
Deferred tax expense	121	1,955	31
Total taxation expense	$ 5,529	$ 7,007	$ 4,443